ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Deferred tax liabilities				R 7,631.0	R 6,656.8	R 10,153.2
Deferred tax assets				(1,576.4)	(288.9)	(76.9)
Net deferred tax liabilities	R 6,054.6	R 6,367.9	R 10,076.3	6,054.6	6,367.9	10,076.3
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	6,367.9	10,076.3	8,319.0
Deferred tax recognised in profit or loss	(516.1)	(3,581.7)	988.5
Deferred tax recognised in other comprehensive income	6.4		(22.8)
Deferred tax on acquisition of subsidiaries			132.2
Foreign currency translation	196.4	(126.7)	659.4
Deferred tax liability (asset) at end of period	6,054.6	R 6,367.9	R 10,076.3
Deferred tax assets				(7,024.6)	(4,282.6)	(2,060.5)
Deferred tax liabilities				13,079.2	10,650.5	12,136.8
Aggregate unrecognised due to exemption				25,955.0	12,075.0	7,897.0
Amount now recognised	R 951.0
Mine development, infrastructure and other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				11,910.3	9,759.5	11,344.4
Environment rehabilitation obligation funds.
Reconciliation of the deferred tax balance:
Deferred tax assets				(1,704.0)	(1,109.2)	(989.2)
Deferred tax liabilities				962.2	682.3	507.7
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets				(274.8)	(333.3)	(302.7)
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				206.7	208.7	284.7
Other provisions
Reconciliation of the deferred tax balance:
Deferred tax assets				(1,144.4)	(482.4)	(442.8)
Financial instruments
Income tax
Deferred tax assets				(426.8)	(1,351.3)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets				(3,436.7)	(990.3)	(304.5)
Share-based payment obligation
Income tax
Deferred tax assets				R (37.9)	R (16.1)	R (21.3)